UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (97.9%)(a)
			Shares	Value

Aerospace and defense (2.7%)

L3 Technologies, Inc.			7,000	$1,488,340

Raytheon Co.			5,500	1,136,630

Textron, Inc.			26,100	1,865,367

				4,490,337
Auto components (1.1%)

Pirelli & C SpA (Italy)(NON)			208,151	1,746,818

				1,746,818
Banks (2.3%)

Bank of America Corp.			78,100	2,300,826

Bank of Ireland Group PLC (Ireland)			193,514	1,481,761

				3,782,587
Beverages (2.2%)

Asahi Group Holdings, Ltd. (Japan)			39,100	1,694,838

Pernod Ricard SA (France)			11,576	1,899,117

				3,593,955
Biotechnology (1.3%)

Alkermes PLC(NON)(S)			18,500	785,140

Vertex Pharmaceuticals, Inc.(NON)			7,500	1,445,550

				2,230,690
Building products (1.3%)

Assa Abloy AB Class B (Sweden)			41,194	828,061

Johnson Controls International PLC			37,600	1,316,000

				2,144,061
Capital markets (2.9%)

E*Trade Financial Corp.(NON)			44,193	2,315,271

Edelweiss Financial Services, Ltd. (India)			310,607	811,974

KKR & Co., Inc. Class A			63,900	1,742,553

				4,869,798
Chemicals (1.6%)

CF Industries Holdings, Inc.			16,100	876,484

Sherwin-Williams Co. (The)			3,800	1,729,798

				2,606,282
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)			3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

				4
Construction and engineering (1.0%)

Kyudenko Corp. (Japan)			42,900	1,702,860

				1,702,860
Construction materials (1.0%)

Summit Materials, Inc. Class A			91,172	1,657,507

				1,657,507
Containers and packaging (1.6%)

Ball Corp.(S)			58,800	2,586,612

				2,586,612
Distributors (1.0%)

PALTAC Corp. (Japan)			30,500	1,667,004

				1,667,004
Diversified financial services (2.1%)

Challenger, Ltd. (Australia)			227,004	1,837,806

Eurazeo SA (France)			21,016	1,655,583

				3,493,389
Electrical equipment (2.0%)

Eaton Corp. PLC			18,200	1,578,486

Emerson Electric Co.			22,900	1,753,682

				3,332,168
Entertainment (3.1%)

Activision Blizzard, Inc.			16,400	1,364,316

Live Nation Entertainment, Inc.(NON)			28,300	1,541,501

NCSOFT Corp. (South Korea)			2,693	1,074,287

Nintendo Co., Ltd. (Japan)			3,300	1,204,172

				5,184,276
Equity real estate investment trusts (REITs) (0.7%)

Hibernia REIT PLC (Ireland)			687,202	1,132,984

				1,132,984
Food products (2.4%)

Associated British Foods PLC (United Kingdom)			40,498	1,208,779

Nomad Foods, Ltd. (United Kingdom)(NON)			132,450	2,683,437

				3,892,216
Health-care equipment and supplies (5.3%)

Becton Dickinson and Co. (BD)			13,100	3,419,100

Boston Scientific Corp.(NON)			81,500	3,137,750

Danaher Corp.			14,100	1,532,106

Dentsply Sirona, Inc.			16,800	634,032

				8,722,988
Health-care providers and services (0.9%)

Cigna Corp.			6,800	1,416,100

				1,416,100
Health-care technology (0.6%)

CompuGroup Medical SE (Germany)			16,840	972,912

				972,912
Hotels, restaurants, and leisure (2.9%)

Compass Group PLC (United Kingdom)			86,402	1,921,236

Dalata Hotel Group PLC (Ireland)(NON)			178,592	1,420,377

Hilton Worldwide Holdings, Inc.			18,578	1,500,731

				4,842,344
Household durables (0.8%)

HC Brillant Services GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)			6	5

Lennar Corp. Class A			29,069	1,357,232

				1,357,237
Independent power and renewable electricity producers (3.7%)

NRG Energy, Inc.			165,403	6,186,073

				6,186,073
Industrial conglomerates (0.7%)

Toshiba Corp. (Japan)(NON)			42,600	1,231,658

				1,231,658
Insurance (4.9%)

Assured Guaranty, Ltd.			98,792	4,171,986

Fairfax Financial Holdings, Ltd. (Canada)			4,015	2,181,308

Prudential PLC (United Kingdom)			74,442	1,707,203

				8,060,497
Interactive media and services (2.8%)

Alphabet, Inc. Class C(NON)			3,938	4,699,885

				4,699,885
Internet and direct marketing retail (3.1%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			7,600	1,252,176

Amazon.com, Inc.(NON)			1,891	3,787,673

Global Fashion Group SA (acquired 8/2/13, cost $219,415) (Private) (Luxembourg)(NON)(F)(RES)			5,179	48,348

				5,088,197
IT Services (4.7%)

DXC Technology Co.			26,300	2,459,576

First Data Corp. Class A(NON)			62,500	1,529,375

GoDaddy, Inc. Class A(NON)			21,100	1,759,529

Visa, Inc. Class A			13,476	2,022,613

				7,771,093
Leisure products (0.8%)

Universal Entertainment Corp. (Japan)(NON)(S)			45,100	1,375,387

				1,375,387
Machinery (1.3%)

KION Group AG (Germany)			17,441	1,072,029

SIG Combibloc Group AG (Switzerland)(NON)			86,073	1,078,763

				2,150,792
Metals and mining (0.8%)

Alcoa Corp.(NON)			32,400	1,308,960

Iluka Resources, Ltd. (Australia)			1,938	13,939

				1,322,899
Oil, gas, and consumable fuels (9.7%)

Cenovus Energy, Inc. (Canada)(S)			339,770	3,411,773

Cheniere Energy, Inc.(NON)			23,572	1,638,018

ConocoPhillips			22,700	1,756,980

Enterprise Products Partners LP			42,010	1,206,947

Kinder Morgan, Inc.			127,300	2,257,029

Pioneer Natural Resources Co.			8,300	1,445,777

Seven Generations Energy, Ltd. Class A (Canada)(NON)			151,600	1,807,487

Suncor Energy, Inc. (Canada)			66,319	2,566,193

				16,090,204
Personal products (3.2%)

Shiseido Co., Ltd. (Japan)			25,500	1,974,780

Unilever NV ADR (Netherlands)			59,217	3,297,782

				5,272,562
Pharmaceuticals (2.2%)

AstraZeneca PLC (United Kingdom)			13,555	1,053,518

Bayer AG (Germany)			16,393	1,456,223

Jazz Pharmaceuticals PLC(NON)			6,900	1,160,097

				3,669,838
Real estate management and development (3.0%)

Kennedy-Wilson Holdings, Inc.			99,138	2,131,467

Open House Co., Ltd. (Japan)			30,400	1,498,328

Realogy Holdings Corp.(S)			64,900	1,339,536

				4,969,331
Road and rail (2.4%)

Norfolk Southern Corp.			22,000	3,971,000

				3,971,000
Semiconductors and semiconductor equipment (3.7%)

ASML Holding NV (Netherlands)(S)			6,800	1,278,536

NXP Semiconductors NV(NON)			17,600	1,504,800

SCREEN Holdings Co., Ltd. (Japan)			28,900	1,688,928

Sino-American Silicon Products, Inc. (Taiwan)			620,000	1,591,982

				6,064,246
Software (4.1%)

Adobe Systems, Inc.(NON)			5,000	1,349,750

Instructure, Inc.(NON)			48,800	1,727,520

RealPage, Inc.(NON)			25,300	1,667,270

ServiceNow, Inc.(NON)			10,500	2,054,115

				6,798,655
Specialty retail (2.7%)

Advance Auto Parts, Inc.			16,900	2,844,777

Lowe's Cos., Inc.			13,854	1,590,716

				4,435,493
Technology hardware, storage, and peripherals (0.7%)

Samsung Electronics Co., Ltd. (South Korea)			27,586	1,155,168

				1,155,168
Thrifts and mortgage finance (1.0%)

Radian Group, Inc.			78,979	1,632,496

				1,632,496
Trading companies and distributors (1.6%)

Ashtead Group PLC (United Kingdom)			36,360	1,154,934

Yellow Cake PLC (United Kingdom)(NON)			455,478	1,454,492

				2,609,426

Total common stocks (cost $136,183,302)				$161,980,029

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired various dates between 7/11/16 and 9/14/17, cost $26,433) (Luxembourg) (Private)(NON)(F)(RES)			4,021	$38,288

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $801,843) (Private)(NON)(F)(RES)			23,711	948,440

Total convertible preferred stocks (cost $828,276)				$986,728

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Nov-18/$270.00	$30,521,530	$104,986	$87,462

Total purchased options outstanding (cost $472,437)				$87,462

SHORT-TERM INVESTMENTS (5.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)		Shares	5,894,313	$5,894,313

Putnam Short Term Investment Fund 2.24%(AFF)		Shares	3,250,654	3,250,654

U.S. Treasury Bills 2.065%, 11/15/18			$42,000	41,891

U.S. Treasury Bills 2.043%, 11/8/18			132,000	131,712

Total short-term investments (cost $9,318,582)				$9,318,570

TOTAL INVESTMENTS

Total investments (cost $146,802,597)				$172,372,789

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $48,121,957) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	12/19/18	$2,232,470	$2,222,484	$(9,986)
	Euro	Sell	12/19/18	577,319	578,523	1,204
	Hong Kong Dollar	Buy	11/19/18	649,574	648,921	653
	Japanese Yen	Sell	11/19/18	325,064	331,894	6,830
Barclays Bank PLC
	British Pound	Buy	12/19/18	1,467,381	1,460,065	7,316
	Euro	Sell	12/19/18	621,377	622,839	1,462
	Hong Kong Dollar	Buy	11/19/18	1,201,182	1,199,875	1,307
	Swiss Franc	Buy	12/19/18	4,015,982	4,062,302	(46,320)
Citibank, N.A.
	Canadian Dollar	Sell	10/17/18	868,348	862,314	(6,034)
	Danish Krone	Buy	12/19/18	1,148,873	1,152,154	(3,281)
	Japanese Yen	Sell	11/19/18	1,278,218	1,306,323	28,105
Goldman Sachs International
	Canadian Dollar	Sell	10/17/18	953,772	933,757	(20,015)
	Chinese Yuan (Offshore)	Sell	11/19/18	1,605,594	1,621,802	16,208
	Euro	Buy	12/19/18	5,749,107	5,764,951	(15,844)
	Japanese Yen	Buy	11/19/18	4,900,617	5,003,695	(103,078)
HSBC Bank USA, National Association
	Euro	Sell	12/19/18	5,655,146	5,668,985	13,839
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	851,794	863,023	(11,229)
	Euro	Buy	12/19/18	2,060,815	2,066,520	(5,705)
	Japanese Yen	Sell	11/19/18	2,065,778	2,115,144	49,366
	Norwegian Krone	Buy	12/19/18	413,632	400,778	12,854
	Singapore Dollar	Buy	11/19/18	794,279	798,188	(3,909)
	South Korean Won	Sell	11/19/18	2,373,977	2,336,262	(37,715)
	Swedish Krona	Buy	12/19/18	656,090	643,846	12,244
	Swiss Franc	Buy	12/19/18	733,454	741,813	(8,359)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	1,183,605	1,188,991	(5,386)
	Canadian Dollar	Sell	10/17/18	1,777,666	1,739,175	(38,491)
	Israeli Shekel	Buy	10/17/18	387,835	389,109	(1,274)
	Japanese Yen	Sell	11/19/18	1,368,974	1,398,224	29,250

Unrealized appreciation						180,638

Unrealized (depreciation)						(316,626)

Total						$(135,988)

* The exchange currency for all contracts listed is the United States Dollar.

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $306,560) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Nov-18/$260.00	$30,521,530	$104,986	$57,497

Total				$57,497

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $165,431,102.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,035,085, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,024,439	$37,311,245	$36,441,371	$75,779	$5,894,313
	Putnam Short Term Investment Fund**	3,612,317	39,602,408	39,964,071	43,102	3,250,654

	Total Short-term investments	$8,636,756	$76,913,653	$76,405,442	$118,881	$9,144,967
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $5,894,313, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,733,029.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $150,126 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.

	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	62.6%
	Japan	8.4
	United Kingdom	6.7
	Canada	6.0
	Netherlands	2.8
	Ireland	2.4
	France	2.1
	Germany	2.1
	South Korea	1.3
	Australia	1.1
	Italy	1.0
	Taiwan	1.0
	China	0.8
	Switzerland	0.6
	Sweden	0.5
	India	0.5
	Luxembourg	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $176,164 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$9,884,161	$—	$—
Consumer discretionary	20,464,127	—	48,353
Consumer staples	12,758,733	—	—
Energy	16,090,204	—	—
Financials	21,838,767	—	—
Health care	17,012,528	—	—
Industrials	21,632,302	—	4
Information technology	21,789,162	—	—
Materials	8,173,300	—	—
Real estate	6,102,315	—	—
Utilities	6,186,073	—	—
Total common stocks	161,931,672	—	48,357
Convertible preferred stocks	—	—	986,728
Purchased options outstanding	—	87,462	—
Short-term investments	3,250,654	6,067,916	—

Totals by level	$165,182,326	$6,155,378	$1,035,085

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(135,988)	$—
Written options outstanding	—	(57,497)	—

Totals by level	$—	$(193,485)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$180,638	$316,626
Equity contracts	87,462	57,497

Total	$268,100	$374,123

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$31,000
Written equity option contracts (contract amount)		$31,000
Forward currency contracts (contract amount)		$61,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018